Subsidy Income (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Abstract]
Subsidy received from local government	$ 0	$ 231,618	$ 1,234,730	$ 959,575
Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		231,618	292,635	364,159
Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		10,254,785	21,329,608	14,567,952
Bank of China [Member] | Interest rate of 6% [Member] | November 5, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government			19,116
Bank of China [Member] | Interest rate of 6% [Member] | November 5, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government			4,443,669
Bank of China [Member] | Interest rate of 6.56% [Member] | October 25, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		107,200	108,738	44,510
Bank of China [Member] | Interest rate of 6.56% [Member] | October 25, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		4,747,587	4,761,073	4,722,699
Bank of China [Member] | Interest rate of 5.4% [Member] | September 21, 2011 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government				78,867
Bank of China [Member] | Interest rate of 5.4% [Member] | September 21, 2011 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government				2,100,027
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 10, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		17,212	22,033
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 10, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		791,264	793,512
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 19, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,819	24,565
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 19, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		3,165,057	3,174,049
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | December 20, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government			621
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | December 20, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government			793,512
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | September 13, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		66,346	62,919	64,021
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | September 13, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		3,133,407	3,142,308	3,116,981
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | August 21, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		11,388	10,799
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | August 21, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		791,264	793,512
Agricultural Development Bank of China [Member] | Interest rate of 5.81% [Member] | September 9, 2011 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government				150,879
Agricultural Development Bank of China [Member] | Interest rate of 5.81% [Member] | September 9, 2011 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government				3,116,981
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 7, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		23,584	22,939	12,462
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 7, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,044,469	1,047,436	1,038,994
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | August 24, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		4,069	13,451
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | August 24, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,329,324	1,333,101
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 1, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government			7,454
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 1, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government			1,047,436
Industrial and Commercial Bank of China [Member] | Interest rate of 5.31% [Member] | July 19, 2011 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government				13,420
Industrial and Commercial Bank of China [Member] | Interest rate of 5.31% [Member] | July 19, 2011 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government				$ 472,270